Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	S-1
Entity Registrant Name	BRAINSTORM CELL THERAPEUTICS INC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001137883
Amendment Flag	false